Related Parties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 3.5	$ 3.6	$ 3.7
Officers And Directors [Member]
Related Party Transaction [Line Items]
Due to Related Parties	$ 0.5	$ 0.6